Schedule III Supplementary Insurance Information (Detail) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		$ 120,661		$ 129,868		$ 134,374
Deferred sales inducements		18,049	[1]	19,880	[1]	21,148	[1]	$ 19,510
Account balances and future policy reserves		1,093,780		879,251		762,986
Unearned premiums		1,617		1,652		1,571
Policy and contract claims		5,662		4,771		4,157
Net premium and policy fees		76,675		71,907		68,870
Interest and similar income, net		31,282		29,558		27,387
Net benefits	[2]	6,002		4,243		87,099
Net change in deferred sales inducements	[3]	1,759		1,369		412
Net change in deferred acquisition costs	[4]	8,986		4,814		(8,165)
Other operating expenses		41,387		39,948		41,792
Annuity
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		120,485		128,128		131,754
Deferred sales inducements	[1]	18,049		19,880		21,148
Account balances and future policy reserves		1,063,175		852,430		738,333
Net premium and policy fees		73,506		68,752		65,603
Interest and similar income, net		28,834		27,462		25,378
Net benefits	[2]	110		1,072		81,285
Net change in deferred sales inducements	[3]	1,759		1,369		412
Net change in deferred acquisition costs	[4]	7,543		3,933		(8,687)
Other operating expenses		40,622		39,355		41,145
Other Investments
Supplementary Insurance Information, by Segment [Line Items]
Deferred acquisition costs		176		1,740		2,620
Account balances and future policy reserves		30,605		26,821		24,653
Unearned premiums		1,617		1,652		1,571
Policy and contract claims		5,662		4,771		4,157
Net premium and policy fees		3,169		3,155		3,267
Interest and similar income, net		2,448		2,096		2,009
Net benefits	[2]	5,892		3,171		5,814
Net change in deferred acquisition costs	[4]	1,443		881		522
Other operating expenses		$ 765		$ 593		$ 647

[1]	Deferred sales inducements is located in Other assets on the Balance Sheets.
[2]	Excludes net change in deferred sales inducements.
[3]	See note 10 for aggregate gross amortization of deferred sales inducements.
[4]	See note 9 for aggregate gross amortization of deferred acquisition costs.